Recent Litigation (Details) $ in Thousands	Feb. 19, 2020 USD ($)	Jul. 24, 2019 USD ($)	Nov. 21, 2017 employee	Sep. 30, 2019 USD ($)
Recent Litigation
Number of employees filed suit | employee			3
Litigation reserve				$ 990
Litigation settlement agreed amount		$ 990
Payments for Legal Settlements	$ 1,000